ASPIRATION FUNDS
Aspiration Flagship Fund
Aspiration Redwood Fund

Supplement to the
Statement of Additional Information

October 3, 2017
This supplement to the Statement of Additional Information dated January 30, 2017 for the Aspiration Flagship Fund and Aspiration Redwood Fund (the "Funds"), each a series of Aspiration Funds (the "Trust"), updates the information described below.  For further information, please contact the Funds toll-free at 1-800-683-8529.  You may obtain copies of the Statement of Additional Information, free of charge, by visiting the Funds' website at www.aspiration.com or calling the Funds toll-free at the number above.
On August 22, 2017, shareholders of the Funds elected five (5) nominees as Trustees of the Trust. This supplement is to update the chart titled "The Board of Trustees" on page 26 of the Statement of Additional Information. The sections of the table headed, "Independent Trustees" and "Interested Trustee" are replaced in their entirety with the following:
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Coby A. King (1960) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 01/2016	President and Chief Executive Officer of High Point Strategies, LLC (Public Affairs Consulting) since 2013; Lobbyist for Ek & Ek, LLC (Public Affairs Consulting) from 2012 – 2013; Senior Vice President at MWW Group, Inc. (Public Affairs Consulting) from 2008 – 2012.	2	None
David L. Kingsdale (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 10/2014	Chief Executive Officer of Millennium Dance Media, LLC since 2010; Owner of DLK, Inc. (media consulting agency) since 2005.	2	The Giving Back Fund; Prime Access Capital.
Thomas L. Soto (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 08/2017	Founder and Managing Partner of Frontier Impact Capital (Private Equity Investment) since 2016; previously, Managing Director of TCW (Private Equity Investment) from 2013 – 2016; Founder and Managing Partner of Caton Equity (Private Equity Investment) from 2007 – 2013.	2	None.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees*
Andrei Cherny (1975) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee, Principal Executive Officer and President	Trustee Since 08/2017; President Since 2/2014	Chief Executive Officer of Aspiration Partners, LLC since 2013; Investor since 2009; previously, Managing Director and Senior Analyst for Burston-Marsteller (Public Relations and Communications) from 2011 – 2013.	2	Board Member and President for Democracy: a Journal of Ideas.
Alexandra Horigan (1983) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee	Since 08/2017	Vice President of Operations of Aspiration Partners, Inc. since 2012.	2	None.
* Basis of Interestedness. Mr. Cherny and Ms. Horigan are each an Interested Trustee because each is an officer of Aspiration Fund Adviser, LLC, the investment advisor to the Fund.

Investors Should Retain This Supplement for Future Reference